CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net sales	$ 26,149	$ 27,831	$ 25,769
Finance, interest and other income	1,930	1,875	1,932
Total Revenues	28,079	29,706	27,701
Costs and Expenses
Cost of goods sold	21,832	22,958	21,572
Selling, general and administrative expenses	2,216	2,351	2,315
Research and development expenses	1,030	1,061	957
Restructuring expenses	109	61	93
Interest expense	798	812	940
Other, net	924	997	1,165
Total Costs and Expenses	26,909	28,240	27,042
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,170	1,466	659
Income tax (expense)	271	(417)	(457)
Equity in income of unconsolidated subsidiaries and affiliates	13	50	88
Net income	1,454	1,099	290
Net income attributable to noncontrolling interests	32	31	18
Net income attributable to CNH Industrial N.V.	$ 1,422	$ 1,068	$ 272
Earnings per share attributable to common shareholders
Basic (in usd per share)	$ 1.05	$ 0.79	$ 0.20
Diluted (in usd per share)	1.05	0.78	0.20
Cash dividends declared per common share (in usd per share)	$ 0.203	$ 0.173	$ 0.118